FORM 13F COVER PAGE


Report for Quarter Ended:  September 30, 2000

Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              November 7, 2000
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $117,896


List of Other Included Managers:

No.   13F File Number	Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102     6180   520400 SH       SOLE                   520400
Allen Telecom Inc.             COM              018091108    10361   611700 SH       SOLE                   611700
America Svc. Group             COM              02364L109     2909   111900 SH       SOLE                   111900
Arrow Electronics Inc.         COM              042735100     2115    62100 SH       SOLE                    62100
Atlantis Plastics              COM              049156102     3193   663406 SH       SOLE                   663406
Black & Decker                 COM              091797100     5526   161625 SH       SOLE                   161625
Boeing Co.                     COM              097023105     5407    85832 SH       SOLE                    85832
Carnival Corp.                 COM              143658102      320    13000 SH       SOLE                    13000
Cascade Corp.                  COM              147195101    10188   654650 SH       SOLE                   654650
Claire's Stores                COM              179584107     5661   314525 SH       SOLE                   314525
Devon Energy Corp.             COM              25179M103     1411    23452 SH       SOLE                    23452
Federal Home Loan              COM              313400301     3870    71575 SH       SOLE                    71575
Flowers Industries             COM              343496105     1365    70000 SH       SOLE                    70000
Flowserve Corp.                COM              34354P105      477    29000 SH       SOLE                    29000
Gainsco Inc.                   COM              363127101     5226  1248000 SH       SOLE                  1248000
Honeywell Int'l.               COM              438516106     8292   232770 SH       SOLE                   232770
IDEX Corp.                     COM              45167R104     1743    62400 SH       SOLE                    62400
Kushner-Locke Co.              COM              501337406      495   466300 SH       SOLE                   466300
M & T Bank Corporation         COM              55261F104     2486     4874 SH       SOLE                     4874
Midway Games                   COM              598148104     2974   424817 SH       SOLE                   424817
Monterey Pasta                 COM              612570101      285    56371 SH       SOLE                    56371
North Fork Bancorp             COM              659424105     1494    69100 SH       SOLE                    69100
Ogden Corp.                    COM              676346109      753    55500 SH       SOLE                    55500
Pier 1 Imports                 COM              720279108     6862   505936 SH       SOLE                   505936
S&P Midcap 400 Dep Rec Spdrs   COM              595635103     2741    27900 SH       SOLE                    27900
Saflink Corp.                  COM              786578104      100    59442 SH       SOLE                    59442
Sport-Haley Inc.               COM              848925103     2094   492700 SH       SOLE                   492700
Tandy Crafts Inc.              COM              875386104       88    40000 SH       SOLE                    40000
Tractor Supply Co.             COM              892356106      560    50872 SH       SOLE                    50872
Trinity Industries             COM              896522109     7257   310450 SH       SOLE                   310450
U. S. Search.com               COM              903404101       16    12500 SH       SOLE                    12500
United Technologies            COM              913017109     4780    69020 SH       SOLE                    69020
WMS Industries                 COM              929297109     8844   393050 SH       SOLE                   393050
Washington Federal Inc.        COM              938824109     1825    80200 SH       SOLE                    80200